Note 8 - Income Taxes (Details) (USD $)	1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 8 - Income Taxes (Details) [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 23,700,000	$ 185,067,000		$ 185,067,000	$ 127,001,000
Deferred Tax Assets, Valuation Allowance		15,778,000		15,778,000	41,446,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		17,019,000		17,019,000
Deferred Tax Assets, Operating Loss Carryforwards		21,368,000		21,368,000	12,783,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		11,811,000		11,811,000
Deferred Tax Assets, Gross		98,680,000		98,680,000	95,039,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign		22,822,000		22,822,000
Deferred Tax Assets, Tax Credit Carryforwards, Research		6,890,000		6,890,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax		2,070,000		2,070,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		2,259,000		2,259,000
Tax Credit Carry Forward Period				10 years
Unrecognized Tax Benefits	7,600,000	25,653,000	23,500,000	25,653,000	22,759,000	18,833,000	22,502,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		25,653,000		25,653,000
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		(1,024,000)	(379,000)	618,000	(130,000)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		4,245,000		4,245,000	3,972,000
Deferred Tax Liability Reduction In Valuation	4,500,000
State Income Taxes [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance		8,610,000		8,610,000
Foreign Net Operating Loss Carry Forwards [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance		702,000		702,000
Interest Benefit Recorded At A Foreign Subsidiary [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance		1,021,000		1,021,000
State and Local Jurisdiction [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards		266,640,000		266,640,000
Deferred Tax Assets, Gross		12,295,000		12,295,000
Valuation Allowances and Reserves, Balance		2,259,000		2,259,000
Foreign Tax Authority [Member]
Note 8 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Gross		3,115,000		3,115,000
Valuation Allowances and Reserves, Balance		$ 3,185,000		$ 3,185,000